ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Business description

On June 30, 2016, Blink Couture, Inc. entered into a merger agreement with its wholly owned subsidiary, Toga Limited (the “Company”), a Delaware corporation with no material operations. The Company continued operations under the name Toga Limited.

Blink Couture, Inc. was originally incorporated as Fashionfreakz International Inc. on October 23, 2003, under the laws of the State of Delaware. On December 2, 2005, Fashionfreakz International Inc. changed its name to Blink Couture Inc. Until March 4, 2008, the Company’s principal business was the online retail marketing of trendy clothing and accessories produced by independent designers. On March 4, 2008, the Company discontinued its prior business and changed its business plan. On June 13, 2016, a change of control of the Company occurred. On that date, the current president and Chief Executive Officer purchased a total of 13,869,150 of the issued and outstanding shares of the Company.

On June 10, 2017, the Board of Directors unanimously adopted resolutions authorizing the increase of the Company’s authorized number of shares of common stock from one hundred million (100,000,000) shares to ten billion (10,000,000,000) shares and increased the number of the Company’s total issued and outstanding shares of common stock by conducting a forward split at the rate of fifty (50) shares for every one (1) (50:1) share currently issued and outstanding (the “Forward Split”). The Forward Split became effective in the market on September 11, 2017 following approval by the FINRA. All share amounts in this filing have been adjusted retroactively.

The Company incorporated a wholly-owned subsidiary, TOGL Technology Sdn. Bhd. (“TOGL”) in Malaysia on September 26, 2017.

On May 28, 2018, the Company’s wholly-owned subsidiary TOGL formed a branch office in Taiwan.

The Company incorporated a wholly-owned subsidiary, PT. Toga International Indonesia (“PT Toga”) in Indonesia on November 23, 2017.

The Company’s wholly-owned subsidiary TOGL formed a wholly-owned subsidiary Toga Vietnam Company Limited (“Toga Vietnam”) in Vietnam on January 15, 2019.

On May 8, 2019, the Company filed a Certificate of Amendment with the Nevada Secretary of State whereby it amended Article IV of its Articles of Incorporation by decreasing the Company’s authorized number of shares of common stock from ten billion (10,000,000,000) shares to one billion (1,000,000,000) shares and decreasing its issued and outstanding shares of common stock at a ratio of ten (10) shares for every one (1) share held (“10-1 Reverse Split”). The Company’s Board of Directors approved this amendment on April 24, 2019.

On May 17, 2019, the Company filed an Issuer Company-Related Action Notification Form with FINRA requesting that the 10-1 Reverse-Split and share decrease be effected in the market. All share and per share information in these consolidated financial statements retroactively reflect this stock distribution.

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Business description

On June 30, 2016, Blink Couture, Inc. entered into a merger agreement with its wholly owned subsidiary, Toga Limited (the “Company”), a Delaware corporation with no material operations. The Company continued operations under the name Toga Ltd.

Blink Couture, Inc. was originally incorporated as Fashionfreakz International Inc. on October 23, 2003, under the laws of the State of Delaware. On December 2, 2005, Fashionfreakz International Inc. changed its name to Blink Couture Inc. Until March 4, 2008, the Company’s principal business was the online retail marketing of trendy clothing and accessories produced by independent designers. On March 4, 2008, the Company discontinued its prior business and changed its business plan. On June 13, 2016, a change of control of the Company occurred. On that date, the current president and Chief Executive Officer purchased a total of 13,869,150 of the issued and outstanding shares of the Company.

On June 10, 2017, the Board of Directors unanimously adopted resolutions authorizing the increase of the Company’s authorized number of shares of common stock from one hundred million (100,000,000) shares to ten billion (10,000,000,000) shares and increased the number of the Company’s total issued and outstanding shares of common stock by conducting a forward split at the rate of fifty (50) shares for every one (1) (50:1) share currently issued and outstanding (the “Forward Split”). The Forward Split became effective in the market on September 11, 2017 following approval by the FINRA. All share amounts in this filing have been adjusted retroactively.

The Company incorporated a wholly-owned subsidiary, TOGL Technology Sdn. Bhd. (“TOGL”) in Malaysia on September 26, 2017.

On May 28, 2018, the Company’s wholly-owned subsidiary TOGL formed a branch office in Taiwan.

The Company incorporated a wholly-owned subsidiary, PT Toga International Indonesia (“PT Toga”) in Indonesia on November 23, 2017.